Condensed Financial Information of the Company - Statements of Cash Flows (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows used in operating activities	¥ 30,607,600	$ 4,803,001	¥ 49,455,986	¥ 58,775,052
Cash flows used in investing activities	(155,050,516)	(24,330,810)	19,757,636	(34,739,000)
Cash flows provided by financing activities	115,671,061	18,151,314	126,789,807	(1,961,532)
Effect of exchange rate changes on cash	(4,586,028)	(719,648)	(7,956,640)
Net increase/(decrease) in cash and cash equivalents	(13,357,883)	(2,096,143)	188,046,789	22,074,520
Cash and cash equivalents at the beginning of year	203,556,885
Cash and cash equivalents at the end of year	199,411,823	31,292,067	203,556,885
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows used in operating activities	(2,290,367)	(359,409)
Cash flows used in investing activities			(653,250)
Cash flows provided by financing activities			208,718,163
Effect of exchange rate changes on cash	(3,088,575)	(484,665)
Net increase/(decrease) in cash and cash equivalents	(5,378,942)	(844,074)	200,108,273
Cash and cash equivalents at the beginning of year	200,108,273	31,401,355
Cash and cash equivalents at the end of year	¥ 194,729,331	$ 30,557,281	¥ 200,108,273